Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Amount Due from Related Party

	As of December 31,
	2013	2014
Amount due from a related party-current
Amount due from an ordinary shareholder	$198	$—

Amount due to related parties-current
Amount due to ordinary shareholders	$—	$6,450